Foreign currency gains (losses), net	12 Months Ended
Dec. 31, 2021
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Foreign currency gains (losses), net
8. Foreign currency gains (losses), net

	Years Ended December 31,
in €‘000	2019	2020	2021
Foreign currency gains	13,111	33,216	39,720
Foreign currency losses	(14,646)	(19,410)	(34,283)
Total	(1,535)	13,806	5,437